Accrued Liabilities	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Accrued Liabilities

Note 8 - Accrued Liabilities

The following table presents details of accrued liabilities as of September 30, 2024 and December 31, 2023 (in thousands):

	September 30,	December 31,
	2024	2023
	(Successor)	(Predecessor)
Compensation and related expenses	$2,131	$1,566
Research and development expenses	576	1,191
Other	203	291
Total accrued liabilities	$2,910	$3,048

Adagio Medical Inc
Accrued Liabilities

Note 7 — Accrued Liabilities

The following table presents details of accrued liabilities as of June 30, 2024 and December 31, 2023 (in thousands):

	June 30, 2024	December 31, 2023
	(Unaudited)
Compensation and related expenses	$2,467	$1,566
Research and development expenses	757	1,191
Other	205	291
Total accrued liabilities	$3,429	$3,048

Note 7 — Accrued Liabilities

The following table presents details of accrued liabilities as of December 31, 2023 and 2022 (in thousands):

	December 31, 2023	December 31, 2022
Compensation and related expenses	$1,566	$1,229
Research and development expenses	1,191	846
Other	291	82
Total accrued liabilities	$3,048	$2,157